Investment Risks - TradersAI Large Cap Equity & Cash ETF	Dec. 23, 2025
Intraday Trading Strategy Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Trading Strategy Risks: The Fund’s intra-day trading strategy subjects the Fund to various risks. Due to the rapid execution of trades, there is a risk that orders may not be filled at the desired price, especially in fast-moving or illiquid markets, leading to slippage where the actual execution price deviates from the intended price, adversely affecting the Fund’s performance. The Fund’s trading signals, generated by proprietary algorithms and reviewed by human traders, may not perform as expected due to flaws in the algorithms, incorrect data inputs, or unforeseen market conditions, and human judgment in reviewing signals may introduce errors or biases. Additionally, the Fund’s ability to execute trades at favorable prices may be affected by the liquidity of the underlying securities or derivatives; during periods of low liquidity, it may be difficult to enter or exit positions without significantly impacting the price, which could lead to larger losses or reduced gains. Furthermore, the strategy involves closing positions at the end of the trading day based on market price action and predefined levels, and unexpected market movements near the close of trading could force the Fund to exit positions at unfavorable prices, potentially leading to losses.

Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Options. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Equity Market Risk [Member]
Prospectus [Line Items]
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Equity Market Risk. By virtue of the Fund’s investments in e-futures mine contracts and Underlying ETFs, the Fund is indirectly subject to equity market risk. These include risks associated with various types of equity securities, such as common stocks, preferred stocks and other equity instruments. Common stocks are generally exposed to greater risk than other types of securities, such as debt obligations, because common stockholders typically have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur due to factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors.

Short Selling Risk [Member]
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Short Selling Risk. Short sales may involve substantial risk . Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
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Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Cash and Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Newer Fund Risk [Member]
Prospectus [Line Items]
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Newer Fund Risk. The Fund is a recently organized investment management company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV with possible greater than normal intraday bid-ask spreads.

Cash Redemption Risk [Member]
Prospectus [Line Items]
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◦	Cash Redemption Risk. The Fund’s investment strategy will require it to redeem its shares for cash. Therefore, the Fund will not typically redeem in-kind securities held by it. In such a case, the Fund will be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. This risk applies to the Fund, but it does not apply to all ETFs.

Costs of Buying or Selling Shares [Member]
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◦	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant which would result in a further widening of the bid-ask spreads.

Trading [Member]
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◦	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. That is, an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares.

High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
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High Portfolio Turnover Risk. The Fund will actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Models and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Models and Data Risk. The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Fund’s trading activities, potentially leading to significant financial losses and compromised data integrity.

Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no prior experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.
Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.